Schedule I - Crestwood Equity Partners LP - Parent Only - Condensed Statement of Cash Flows (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Cash flows from operating activities	$ 135.7	$ 105.7	$ 471.8	$ 437.3	$ 253.7
Cash flows from investing activities	(60.3)	(65.0)	(212.5)	(582.9)	(1,041.1)
Proceeds from the issuance of long-term debt	313.5	1,114.6	3,490.1	2,089.9	2,072.8
Principal payments on long-term debt	(286.0)	(970.4)	(2,960.9)	(1,950.0)	(1,634.5)
Payments for debt-related deferred costs	(0.1)	(11.1)	(17.3)	(0.1)	(32.0)
Distributions to partners	(101.0)	(111.4)	(819.5)	(470.5)	(419.7)
Change in intercompany balances	0.0	0.0
Other	0.0	(0.2)	(0.1)	(0.8)	0.0
Net cash used in financing activities	(74.7)	19.1	(266.8)	148.1	792.4
Net change in cash	0.7	59.8	(7.5)	2.5	5.0
Cash at beginning of period	0.1	7.6	7.6	5.1	0.1
Cash at end of period	0.8	67.4	0.1	7.6	5.1
Crestwood Equity Partners LP
Condensed Financial Statements, Captions [Line Items]
Cash flows from operating activities	134.3	156.6	440.7	283.0	188.3
Cash flows from investing activities	(60.3)	(65.2)	(212.7)	(483.0)	(1,042.9)
Proceeds from the issuance of long-term debt	313.5	1,252.7	4,261.8	2,823.9	2,466.9
Principal payments on long-term debt	(286.2)	(1,169.9)	(4,113.0)	(2,696.0)	(1,967.6)
Payments for debt-related deferred costs	(0.1)	(11.1)	(17.3)	(1.9)	(33.1)
Distributions to partners	(95.6)	(25.8)	(171.5)	(102.5)	(68.4)
Other	(0.1)	(0.3)	(1.3)	(0.7)	0.1
Net cash used in financing activities	(73.4)	(32.5)	(236.3)	203.6	859.7
Net change in cash	0.6	58.9	(8.3)	3.6	5.1
Cash at beginning of period	0.5	8.8	8.8	5.2	0.1
Cash at end of period	1.1	67.7	0.5	8.8	5.2
Crestwood Equity Partners LP | Parent Company
Condensed Financial Statements, Captions [Line Items]
Cash flows from operating activities			(14.7)	(25.3)	(12.3)
Cash flows from investing activities			593.8	170.8	20.7
Proceeds from the issuance of long-term debt			771.7	734.0	394.1
Principal payments on long-term debt			(1,152.1)	(746.2)	(333.3)
Payments for debt-related deferred costs			0.0	(1.8)	0.0
Distributions to partners			(171.5)	(102.5)	(68.4)
Change in intercompany balances			(30.5)	(25.4)	0.4
Other			0.0	0.0	(1.1)
Net cash used in financing activities			(582.4)	(141.9)	(8.3)
Net change in cash			(3.3)	3.6	0.1
Cash at beginning of period	$ 0.4	$ 3.7	3.7	0.1	0.0
Cash at end of period			$ 0.4	$ 3.7	$ 0.1